SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

In December 2005, the Company adopted the 2006 Option Plan (the “2006 Plan”). The 2006 Plan provides for the granting of share options to employees, officers, directors, advisors or consultants of the Company. These options were granted with exercise prices denominated in U.S. dollars, which is the functional currency of the Company. The Company has reserved 140,441,231 ordinary shares for issuance under the 2006 Plan. The maximum term of any issued stock option is ten years from the grant date. These awards vest over a four-year schedule for employees, officers, and directors as stated below:

(1)           One-sixth of the options shall be vested upon the first anniversary of the grant date;

(2)           One-twelfth of the options shall be vested upon the last day of each three-month period of the second and third year after the grant date; and

(3)           One-twenty fourth of the options shall be vested upon the last day of each three-month period of the fourth year after the grant date.

On February 21, 2009, the Company granted 200,000 stock options to an external consultant with an exercise price of US$0.143036134 per share. For this award, 100,000 shares vested on the grant date, and the remaining 100,000 shares vested on December 31, 2009, the performance completion date.

On November 10, 2010, the Company granted 2,000,000 stock options to an independent director with an exercise price of US$0.48 per share. For this award, one third of the option shares are subject to vesting each year over a three-year period commencing November 10, 2010.

In November 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”) which was approved by the Board of Directors. The 2010 Plan permits the grant of options to purchase the Company’s Class A ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the 2010 Plan. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the 2010 Plan is 100,000,000 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule. The maximum term of any issued stock option is ten years from the grant date.

In accordance with ASC 718-10, all share-based payments to employees are measured in the consolidated financial statements based on their grant-date fair values. Compensation expense is recognized on a straight-line basis, net of estimated forfeitures over the requisite service period with a graded vesting schedule.

Stock options

The following table summarizes the stock option activity under the 2006 and 2010 Plans for the years ended December 31, 2009, 2010 and 2011:

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2009	75,903,333	0.0510	0.0273
Granted	23,973,000	0.1430	0.0544
Exercised	(373,331)	0.0548	0.0341
Forfeited	(5,780,669)	0.1092	0.0470

Outstanding, December 31, 2009	93,722,333	0.0710	0.0330
Granted	52,245,600	0.3348	0.2139
Exercised	(223,706)	0.1095	0.0443
Forfeited	(6,501,658)	0.1804	0.0903

Outstanding, December 31, 2010	139,242,569	0.1648	0.0982
Granted	1,999,998	1.3928	0.7350
Exercised	(9,050,742)	0.0816	0.0407
Forfeited	(5,997,821)	0.2912	0.1642
Outstanding, December 31, 2011	126,194,004	0.1842	0.1093	6.74	87,663

Vested and expected to vest at December 31, 2011	122,900,523	0.1797		6.70	85,954

Exercisable at December 31, 2011	87,078,492	0.0993		6.02	67,167

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for stock options granted, the Company estimated that its future forfeiture rate is 10% for employees and 0% for senior management.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary shares as of December 31, 2011 and the exercise price.

Total intrinsic value of options exercised as of December 31, 2009, 2010 and 2011 was US$43, US$411 and US$7,141, respectively.

Total fair value of options vested as of December 31, 2009, 2010 and 2011 was US$698, US$810 and US$3,249, respectively.

As of December 31, 2011, there was RMB47,478 (US$7,543) of unrecognized share-based compensation cost related to stock options, which are expected to be recognized over a weighted-average vesting period of 2.78 years. To the extent the actual forfeiture rate is different from the Company’s estimate, actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the stock options granted to employees. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options granted during the years ended December 31, 2009, 2010 and 2011 were estimated using the following weighted-average assumptions:

	2009	2010	2011
Risk-free interest rate	3.26 to 3.98%	2.652 to 3.86%	2.23%
Dividend yield	—	—	—
Expected volatility range	65.40 to 66.40%	60.70 to 63.00%	55.80%
Sub-optimal early exercise factor	2 times	2 times	2 times

Non-vested restricted stock units

The fair value of each non-vested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of non-vested restricted stock unit activity under the 2010 Plan for the year ended December 31, 2011 is presented below:

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2011	—	—
Granted	28,008,720	1.4294
Forfeited	(779,634)	1.5578
Vested	—	—
Non-vested, December 31, 2011	27,229,086	1.4258

As of December 31, 2011, there was RMB217,355 (US$34,534) of unrecognized share-based compensation cost related to restricted stock units, which are expected to be recognized over a weighted-average vesting period of 3.54 years. To the extent the actual forfeiture rates are different from the Company’s estimates, actual share-based compensation related to these awards may be different from the expectation.

Total compensation cost recognized for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cost of revenues	283	918	3,894	619
Product development	1,657	3,049	12,233	1,944
Sales and marketing	1,690	5,954	14,196	2,255
General and administrative	935	2,069	17,171	2,728
Total	4,565	11,990	47,494	7,546